SUPPLEMENT DATED JANUARY 12, 2022
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2021

1.)            Pages 333 to 407 of the Prospectus are revised to add the following funds to the Appendix: Portfolio Companies Available Under the Contract:

Fund Identifier	Asset Class	Fund name	Share Class	Investment Advisor	Date of the Fund Add
06-4RH	Large Cap Equity	Fidelity Advisor Growth Opportunities Fund	Z	Fidelity Management & Research Company	01/22/21
06-4RK	Large Cap Equity	Fidelity Large Cap Growth	Index	Fidelity Management & Research Company	1/22/2021
06-4RJ	Large Cap Equity	Fidelity Large Cap Value	R1	Fidelity Management & Research Company	1/22/2021
06-4TG	Mid Cap Equity	AMG GWK Smid	Institutional	AMG	2/15/2021
06-4TH	Mid Cap Equity	AMG GWK Smid	N	AMG	2/15/2021
06-4TC	Large Cap Equity	JPMorgan US Equity R6	Retirement	JP MORGAN	2/19/2021
06-4RP	Managed Asset Allocation	Vanguard Instl Tgt Ret 2015	Institutional	VANGUARD	2/19/2021
06-4RR	Managed Asset Allocation	Vanguard Intl Tgt Ret 2020	Institutional	VANGUARD	2/19/2021
06-4RT	Managed Asset Allocation	Vanguard Instl Tgt Ret 2025	Institutional	VANGUARD	2/19/2021
06-4RV	Managed Asset Allocation	Vanguard Intl Tgt Ret 2030	Institutional	VANGUARD	2/19/2021
06-4RW	Managed Asset Allocation	Vanguard Instl Tgt Ret 2035	Institutional	VANGUARD	2/19/2021
06-4RX	Managed Asset Allocation	Vanguard Instl Tgt Ret 2040	Institutional	VANGUARD	2/19/2021
06-4RY	Managed Asset Allocation	Vanguard Instl Tgt Ret 2045	Institutional	VANGUARD	2/19/2021
06-4T3	Managed Asset Allocation	Vanguard Instl Tgt Ret 2050	Institutional	VANGUARD	2/19/2021
06-4T4	Managed Asset Allocation	Vanguard Instl Tgt Ret 2055	Institutional	VANGUARD	2/19/2021
06-4T6	Managed Asset Allocation	Vanguard Instl Tgt Ret 2060	Institutional	VANGUARD	2/19/2021
06-4T7	Managed Asset Allocation	Vanguard Instl Tgt Ret 2065	Institutional	VANGUARD	2/19/2021
06-4T9	Managed Asset Allocation	Vanguard Instl Tgt Ret Inc	Institutional	VANGUARD	2/19/2021
06-4TJ	Intermediate Bond	Baird Aggregate Bond Fund	Institutional	Baird	3/19/2021
06-4TP	Intermediate Bond	Baird Aggregate Bond Fund	Institutional	Baird	3/19/2021
06-4TT	Small Cap	Fidelity Advisor Small Cap Value Fund	Z	Fidelity Advisor ®	3/19/2021
06-4TK	World Bond	Janus Henderson Developed	N	Janus Capital Management LLC	3/19/2021
06-4TN	Mid Cap Equity	John Hancock Funds Disciplined	R6	John Hancock Advisers LLC	3/19/2021
06-4TK	World Bond	MFS Global Bond Fund	R6	Massachusetts Financial Services, Co.	3/19/2021
06-4TW	Small Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund	I	MassMutual	3/19/2021
06-4TX	Intermediate Bond	MassMutual Select Total Return Bond Fund	I	MassMutual	3/19/2021
06-4TV	Small Cap	Principal Small Cap S&P 600 Index Fund	R6	Principal Global Investors LLC	3/19/2021
06-4TR	Mid Cap Growth Fund	T. Rowe Price Diversified Fund	I	T. Rowe Price Associates Inc.	3/19/2021
06-4V3	Admiraltm	Vanguard Windsor TM II Fund	Admiral	Vanguard Group Inc.	3/19/2021
06-4VC	Specialty	Cohen Steers Global Infrastructure	A	Cohen & Steers Capital Management, Inc.	4/23/2021
06-4VF	Specialty	Cohen Steers Real Est Sec	A	Cohen & Steers Capital Management, Inc.	4/23/2021
06-4WH	Large Cap Equity	BlackRock GNMA Inv	A	Blackrock Advisors, LLC	5/7/2021
06-4WJ	Divident	Virtus NFJ Dividend	A	Virtus Fund Advisers LLC	5/7/2021
06-4WK	Mid Cap Equity	Virtus NFJ Mid-Cap	A	Virtus Fund Advisers LLC	5/7/2021
06-4WM	Small-Cap Equity	Virtus NFJ Small-Cap	A	Virtus Fund Advisers LLC	5/7/2021
06-4XC	Short Term Bond	Baird Short-Term Bond Fund	Institutional	Baird	6/18/2021
06-4XH	Small Cap	Fidelity Adv Intl Small Cap	Z	Fidelity Management & Research Company	6/18/2021
06-4XK	Small Cap Equity	Lord Abbett Fcsd Small Cap Value R6	R6	Lord Abbett & Co. LLC	6/18/2021
06-4XP	Large Cap Equity	Neuberger Berman Large Cap Value Fund	R6	Neuberger Berman Investment Advisors LLC	6/18/2021
06-4XF	World Bond	PIMCO Glbl Bd Opps Unhdg Instl	Institutional	Pacific Investment Management Company LLC	6/18/2021
06-4XN	Large Cap Growth	Principal Blue Chip R6	Retirement	Principal Global Investors LLC	6/18/2021
06-4XR	Managed Asset Allocation	TIAA-CREF Lifecycle 2065 Fund	Institutional	Teachers Advisors LLC	6/18/2021
06-4XT	Managed Asset Allocation	TIAA-CREF Lifecycle 2065 Fund	Retirement	Teachers Advisors LLC	6/18/2021
06-4XJ	Intermediate Bond	Thornburg Strategic Income	R6	Thornburg Investment Management Inc.	6/18/2021
06-4XG	Foreign Value	Vanguard International Value Investment	Investor	Vanguard Group Inc.	6/18/2021
06-4YF	Specialty	PIMCO Extended Duration	Institutional	Pacific Investment Management Company LLC	7/23/2021
06-4Y7	Intermediate Bond	PIMCO Long Duration Total Return Fund	Institutional	Pacific Investment Management Company LLC	7/23/2021
06-4Y9	Intermediate Bond	PIMCO Long -Term Credit Bond	Institutional	Pacific Investment Management Company LLC	7/23/2021
06-4YC	Specialty	PIMCO Long-Term U.S. Government Fund	Institutional	Pacific Investment Management Company LLC	7/23/2021
06-4YH	Intermediate Bond	PIMCO Moderate Duration Fund	Institutional	Pacific Investment Management Company LLC	7/23/2021
06-4YG	Balanced	PIMCO StocksPLUS Long Duration Fund	Institutional	Pacific Investment Management Company LLC	7/23/2021
06-4Y6	Large Cap Growth	PGIM Jennison Growth R6	Retirement	PGIM Investments LLC	7/23/2021
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth Fund	R6	Touchstone Advisors Inc.	7/23/2021
06-4XX	Specialty	Vanguard Commodity Strategy	Institutional	Vanguard Group Inc.	7/23/2021
06-4Y3	Specialty	Vanguard Consumer Disc Index	Institutional	Vanguard Group Inc.	7/23/2021
06-4XY	Specialty	Vanguard Consumer Staples Index	Institutional	Vanguard Group Inc.	7/23/2021
06-4XW	Specialty	Vanguard Industrials Index	Institutional	Vanguard Group Inc.	7/23/2021
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index	Institutional	Vanguard Group Inc.	7/23/2021
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core	K	Blackrock Advisors, LLC	8/27/2021
06-4YY	Small Cap Blend	Columbia Small Cap Value	Institutional 3	Columbia Management Investment Advisers, LLC	8/27/2021
06-4YN	Diversified Emerging Markets	Lazard Developing Markets Equity	Institutional	LAZARD	8/27/2021
06-63X	Managed Asset Allocation	American Century One Choice 2065 Portfolio	R6	American Century Investment Management, Inc.	9/24/2021
06-63T	Managed Asset Allocation	American Century One Choice 2065 Portfolio	A	American Century Investment Management, Inc.	9/24/2021
06-63N	Managed Asset Allocation	American Century One Choice 2065 Portfolio	Investor	American Century Investment Management, Inc.	9/24/2021
06-63P	Managed Asset Allocation	Fidelity Advisor Freedom 2065 Fund	I	FMR Co., Inc.	9/24/2021
06-63V	Managed Asset Allocation	Fidelity Advisor Freedom 2065 Fund	M	FMR Co., Inc.	9/24/2021
06-63Y	Managed Asset Allocation	Fidelity Advisor Freedom 2065 Fund	Z6	FMR Co., Inc.	9/24/2021
06-64C	Managed Asset Allocation	Fidelity Advisor Freedom Blend 2065	Z6	FMR Co., Inc.	9/24/2021
06-64M	Small Cap Equity	ClearBridge Small Cap Growth Fund	Institutional	Legg Mason Partners Fund Advisors, LLC	9/24/2021
06-64J	Foreign Equity	Putnam Emerging Markets R6	Retirement	Putnam Investments Management LLC	9/24/2021
06-64F	Managed Asset Allocation	State Street Target Retirement 2065 Fund	K	SSGA Funds Management Inc.	9/24/2021
06-63M	Foreign Equity	TRowePrice International Discovery	No Load	T. Rowe Price Associates Inc.	9/24/2021
06-63R	Managed Asset Allocation	TRowePrice Retirement 2065 Adv	Adv	T. Rowe Price Associates Inc.	9/24/2021
06-64G	Managed Asset Allocation	TRowePrice Retirement 2065 I	Institutional	T. Rowe Price Associates Inc.	9/24/2021
06-63W	Managed Asset Allocation	TRowePrice Retirement 2065 R	Retirement	T. Rowe Price Associates Inc.	9/24/2021
06-64H	Managed Asset Allocation	TIAA-CREF Lifecycle 2065 Fund	Institutional	Teachers Advisors LLC	9/24/2021
06-64K	Foreign Equity	Vanguard International High Div Yield	Institutional	Vanguard Group Inc.	9/24/2021
06-64P	Foreign Equity	Jhancock International Growth	R6	John Hancock Advisers LLC	10/22/2021
06-64R	Intermediate Bond	Neuberger Berman Strategic Income	R6	Neuberger Berman Investment Advisors LLC	10/22/2021
06-64T	Intermediate Bond	TROWEPRICE GLBL MLTI SCTR BD I	I	T. Rowe Price Associates Inc.	10/22/2021
06-64N	Small Cap Equity	Virtus KAR Small Cap Growth	R6	Virtus Fund Advisers LLC	10/22/2021
06-66W	Managed Asset Allocation	American Century One Choice Blnd + 2020 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CPT	Managed Asset Allocation	American Century One Choice Blnd + 2025 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CPV	Managed Asset Allocation	American Century One Choice Blnd + 2030 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CPW	Managed Asset Allocation	American Century One Choice Blnd + 2035 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CPX	Managed Asset Allocation	American Century One Choice Blnd + 2040 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CPY	Managed Asset Allocation	American Century One Choice Blnd + 2045 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CRC	Managed Asset Allocation	American Century One Choice Blnd + 2050 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CRF	Managed Asset Allocation	American Century One Choice Blnd + 2055 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-CRG	Managed Asset Allocation	American Century One Choice Blnd + 2060 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-67M	Managed Asset Allocation	American Century One Choice Blnd + 2065 Portfolio	R6	American Century Investment Management, Inc.	11/19/2021
06-66R	Specialty	Calamos Market Neutral Income	R6	Calamos	11/19/2021
06-66N	Balanced	Columbia Cap Allocation Aggressive	A	Columbia Management Investment Advisers, LLC	11/19/2021
06-66P	Balanced	Columbia Cap Allocation Aggressive	Institutional 3	Columbia Management Investment Advisers, LLC	11/19/2021
06-66C	Balanced	Columbia Cap Allocation Conservative	A	Columbia Management Investment Advisers, LLC	11/19/2021
06-66F	Balanced	Columbia Cap Allocation Conservative	Institutional 3	Columbia Management Investment Advisers, LLC	11/19/2021
06-66G	Balanced	Columbia Cap Allocation Moderate	A	Columbia Management Investment Advisers, LLC	11/19/2021
06-66J	Balanced	Columbia Cap Allocation Moderate	Institutional 3	Columbia Management Investment Advisers, LLC	11/19/2021
06-66K	Balanced	Columbia Cap Allocation Moderate	A	Columbia Management Investment Advisers, LLC	11/19/2021
06-66M	Balanced	Columbia Cap Allocation Moderate	I	Columbia Management Investment Advisers, LLC	11/19/2021
06-64V	Mid Cap Growth	Columbia Mid Cap Growth A	A	Columbia Management Investment Advisers, LLC	11/19/2021
06-64W	Mid Cap Value	Columbia Select Mid Cap Value Instl 3	Institutional	Columbia Management Investment Advisers, LLC	11/19/2021
06-946	Small Cap Equity	Columbia Select Small Cap Value A	Advisor	Columbia Management Investment Advisers, LLC	11/19/2021
06-64Y	Intermediate Term Bond	Columbia Total Return Bond	A	Columbia Management Investment Advisers, LLC	11/19/2021
06-66T	Large Value	BrandywineGLOBAL - Div US Large Value	Institutional	Legg Mason Partners Fund Advisors, LLC	11/19/2021
06-69V	Mid Cap Equity	American Beacon Stephens Mid-Cap Growth	R6	American Beacon Advisors Inc.	12/17/2021
06-67P	Large Cap Equity	Columbia Integrated Large Cap Growth	A	Columbia Management Investment Advisers, LLC	12/17/2021
06-67R	Large Cap Equity	Columbia Integrated Large Cap Growth	Institutional 3	Columbia Management Investment Advisers, LLC	12/17/2021
06-67T	Small Cap Equity	Columbia Integrated Small Cap Growth	A	Columbia Management Investment Advisers, LLC	12/17/2021
06-67X	Managed Asset Allocation	Fidelity Freedom® Index 2005 Premier	Investor	FMR Co., Inc.	12/17/2021
06-67Y	Managed Asset Allocation	Fidelity Freedom® Index 2010 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69C	Managed Asset Allocation	Fidelity Freedom® Index 2015 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69F	Managed Asset Allocation	Fidelity Freedom® Index 2020 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69G	Managed Asset Allocation	Fidelity Freedom® Index 2025 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69H	Managed Asset Allocation	Fidelity Freedom® Index 2030 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69J	Managed Asset Allocation	Fidelity Freedom® Index 2035 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69K	Managed Asset Allocation	Fidelity Freedom® Index 2040 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69M	Managed Asset Allocation	Fidelity Freedom® Index 2045 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69N	Managed Asset Allocation	Fidelity Freedom® Index 2050 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69P	Managed Asset Allocation	Fidelity Freedom® Index 2055 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69R	Managed Asset Allocation	Fidelity Freedom® Index 2060 Premier	Investor	FMR Co., Inc.	12/17/2021
06-69T	Managed Asset Allocation	Fidelity Freedom® Index 2065 Premier	Investor	FMR Co., Inc.	12/17/2021
06-67W	Managed Asset Allocation	Fidelity Freedom® Index Income Premier	Investor	FMR Co., Inc.	12/17/2021
06-69W	Mid Cap Equity	William Blair Mid Cap Growth	R6	Williams Blair Investment Management LLC	12/17/2021

2.) The name of the following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract will change to the following:

Fund Identifier	Asset Class	Fund name	NEW FUND NAME	Share Class	Investment Advisor	Date of the Name Change
06-3YT	Small Cap Equity	AllianzGI Small-Cap Fund	Virtus AllianzGI Small Cap	R6	VIRTUS	2/1/2021
06-202	Large Cap Equity	AllianzGI NFJ Dividend Value Fund	Virtus NFJ Dividend Value	Administrative	VIRTUS	2/1/2021
06-203	Large Cap Equity	AllianzGI NFJ Dividend Value Fund	Virtus NFJ Dividend Value	R	VIRTUS	2/1/2021
06-4NN	Mid Cap Value	AllianzGI Mid Value	Virtus NFJ Mid Cap Value	R6	VIRTUS	2/1/2021
06-765	Mid Cap Equity	AllianzGI NFJ Mid-Cap Value Fund	Virtus NFJ Mid Cap Value	Administrative	VIRTUS	2/1/2021
06-695	Mid Cap Equity	AllianzGI NFJ Mid-Cap Value Fund	Virtus NFJ Mid Cap Value	R	VIRTUS	2/1/2021
06-231	Small Cap Equity	AllianzGI NFJ Small-Cap Value Fund	Virtus NFJ Small Cap Value	Administrative	VIRTUS	2/1/2021
06-700	Small Cap Equity	AllianzGI NFJ Small-Cap Value Fund	Virtus NFJ Small Cap Value	R	VIRTUS	2/1/2021
06-CPJ	Small Cap Equity	AllianzGI NFJ Small-Cap Value Fund	Virtus NFJ Small Cap Value	R6	VIRTUS	2/1/2021
06-AAA	Foreign Equity	AQR Emerging Multi-Style Fund	AQR TM Emerging Multi-Style	N	AQR Capital Management, LLC	3/5/2021
06-FCG	Large Cap Equity	Putnam Equity Income	Putnam Large Cap Value	A	Putnam Investments Management LLC	3/30/2021
06-36H	Large Cap Equity	Putnam Equity Inc	Putnam Large Cap Value	R6	Putnam Investments Management LLC	3/30/2021
06-FCF	Large Cap Equity	Putnam Equity Income	Putnam Large Cap Value	Y	Putnam Investments Management LLC	3/30/2021
06-4TW	Small Cap Growth	MassMutual Select Small Cap Gr Eq	MassMutual Small Cap Growth Equity	Institutional	MassMutual	5/1/2021
06-4TX	Intermediate Bond	MassMutual Select Total Return Bond	MassMutual Total Return Bond Fund	Institutional	MassMutual	5/1/2021
06-441	Specialty	Columbia Seligman Com & Info	Columbia Selig Tech & Info	A	Columbia	6/9/2021
06-869	Specialty	Columbia Seligman Com & Info	Columbia Selig Tech & Info	Advisor	Columbia	6/9/2021
06-443	Specialty	Columbia Seligman Com & Info	Columbia Selig Tech & Info	Institutional	Columbia	6/9/2021
06-FTR	Specialty	Columbia Selig Comms & Info	Columbia Selig Tech & Info	Inst 3	Columbia	6/9/2021
06-007	World Stock	Ivy Asset Strat	Delaware Ivy Asset Strat	R	Ivy Funds	7/1/2021
06-008	World Stock	Ivy Asset Strat	Delaware Ivy Asset Strat	Y	Ivy Funds	7/1/2021
06-009	Balanced	Ivy Balanced	Delaware Ivy Balanced	R	Ivy Funds	7/1/2021
06-CXY	Balanced	Ivy Balanced	Delaware Ivy Balanced	N	Ivy Funds	7/1/2021
06-010	Balanced	Ivy Balanced	Delaware Ivy Balanced	Y	Ivy Funds	7/1/2021
06-3XY	Foreign Equity	Ivy Emerging Markets Equity	Delaware Ivy Emg Mkts Eqty	N	Ivy Funds	7/1/2021
06-CGP	Specialty	Ivy Energy	Delaware Ivy Energy	R	Ivy Funds	7/1/2021
06-CGR	Specialty	Ivy Energy	Delaware Ivy Energy	Y	Ivy Funds	7/1/2021
06-011	High Yield Bond	Ivy High Inc	Delaware Ivy High Inc	R	Ivy Funds	7/1/2021
06-GMF	High Yield Bond	Ivy High Income	Delaware Ivy High Income	N	Ivy Funds	7/1/2021
06-012	High Yield Bond	Ivy High Inc	Delaware Ivy Hiigh Inc	Y	Ivy Funds	7/1/2021
06-3VY	Mid Cap Equity	Ivy Mid Cap Growth	Delaware Ivy Mid Cap Growth	N	Ivy Funds	7/1/2021
06-CGT	Specialty	Ivy Science & Technology	Delaware Ivy Sci & Tech	R	Ivy Funds	7/1/2021
06-GMG	Specialty	Ivy Science And Technology	Delaware Ivy Sci & Tech	N	Ivy Funds	7/1/2021
06-CGV	Specialty	Ivy Science & Technology	Delaware Ivy Sci & Tech	Y	Ivy Funds	7/1/2021
06-FPP	Small Cap Equity	Ivy Small Cap Core	Delaware Ivy Small Cap Core	R	Ivy Funds	7/1/2021
06-FNR	Small Cap Equity	Ivy Small Cap Core	Delaware Ivy Small Cap Core	N	Ivy Funds	7/1/2021
06-FPF	Small Cap Equity	Ivy Small Cap Core	Delaware Ivy Small Cap Core	Y	Ivy Funds	7/1/2021
06-4PC	HIGH YIELD BOND	Diamond Hill Corp Credit	Brandywine GLBL Corp Credit	Institutional	LEGG MASON	7/30/2021
06-4NJ	Intermediate Bond	Federated Bond	Fed Herm Corp Bond	R6	Federated	10/1/2021
06-030	Large Cap Equity	Cross Stew Large Cap Enh Idx	Cross Stew ValFcs LgCp EnhIdx	A	Crossmark	10/29/2021
06-4N3	Managed Asset Allocation	Fidelity Four In One Index	Fidelity Multi-Asset Index	No Load	Fidelity	10/29/2021
06-FPP	Small Cap Equity	Delaware Ivy Small Cap Core	Delaware Ivy Smid Cap Core	R	Ivy Funds	11/15/2021
06-FNR	Small Cap Equity	Delaware Ivy Small Cap Core	Delaware Ivy Smid Cap Core	R6	Ivy Funds	11/15/2021
06-FPF	Small Cap Equity	Delaware Ivy Small Cap Core	Delaware Ivy Smid Cap Core	Y	Ivy Funds	11/15/2021
06-3XY	Foreign Equity	Delaware Ivy Emg Mkts Eqty	Delaware Ivy Sys Emg Mkt Eq	R6	Ivy Funds	11/15/2021
06-4YK	Intermediate Bond	Wells Fargo Core Plus Bond	Allspring Core Plus Bond Fund	R6	Allspring	12/17/2021

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

3.)            The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been liquidated:

Fund Identifier	Asset Class	Fund name	Share Class	Investment Advisor	Date of the Liquidation
06-896	Specialty	PIMCO CommoditiesPLUS Strategy Fund	Administrative	Pacific Investment Management Company LLC	3/12/2021
06-491	Specialty	Russell Commodity Strategies Fund	S	Russell Investment Management LLC	4/21/2021
06-743	Large Cap Equity	Russell U.S. Dynamic Equity	S	Russell Investment Management LLC	4/21/2021
06-4FK	Large Cap Equity	Columbia Dividend Income	I3	Columbia Management Investment Advisers, LLC	12/1/2021
06-903	Large Cap Equity	Columbia Dividend Income Fund	A	Columbia Management Investment Advisers, LLC	12/1/2021
06-096	Large Cap Equity	Columbia Dividend Income Fund	Advisor	Columbia Management Investment Advisers, LLC	12/1/2021
06-4NY	Foreign Blend	BMO Pyrford International Stock Fund Class A	A	BMO Funds	12/17/2021
06-4P3	Foreign Blend	BMO Pyrford International Stock Fund Class R6	R7	BMO Funds	12/17/2021
06-FXY	Large Cap Equity	JPMorgan Equity Income Fund	R6	JP Morgan Investment Management Inc.	12/31/2021
06-FXX	Large Cap Equity	JPMorgan Equity Income Fund	R4	JP Morgan Investment Management Inc.	12/31/2021

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

4.) The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been mergered to another fund:

Fund Identifier	Asset Class	Fund name	Share Class	Merged Fund Name	Merged Share Class	Investment Advisor	Date of the Merger
06-4TG	Mid Cap Equity	AMG GW&K Mid Cap I		AMG GW&K Smid I	Institutional	AMG	3/5/2021
06-4TH	Mid Cap Equity	AMG Managers Cad MidCap Inv	N	AMG GW&K Smid N	N	AMG	3/5/2021
06-4TF	Foreign Equity	AQR Emerging Multi-Style N	N	AQR TM Emg Multi-Style N	N	AMG	3/5/2021
06-3X9	Large Cap Equity	John Hancock ESG All Cap Core Fund	R6	JHancock ESG Large Cap Core Fund	R6	John Hancock Advisers LLC	4/16/2021
06-4WJ	Intermediate Bond	VIRTUS NFJ DIVIDEND VALUE	R	Virtus NFJ Dividend Value	A	Virtus Fund Advisers LLC	5/17/2021
06-4WK	Mid Cap Equity	VIRTUS NFJ MID CAP VALUE	R	Virtus NFJ Mid-Cap Value	A	Virtus Fund Advisers LLC	5/17/2021
06-4WM	Small Cap Equity	VIRTUS NFJ SMALL CAP VALUE	R	Virtus NFJSmall-Cap Value	A	Virtus Fund Advisers LLC	5/17/2021
06-536	Large Cap Equity	PGIM Jennison 20/20 Focus	A	PGIM Jennison Focused Growth Fund	A	PGIM Investments LLC	5/25/2021
06-534	Large Cap Equity	PGIM Jennison 20/20 Focus	Z	PGIM Jennison Focused Growth Fund	Z	PGIM Investments LLC	5/25/2021
06-588	Intermediate Bond	BlackRock GNMA Portfolio	Service	BlackRock GNMA Inv	A	Blackrock Advisors, LLC	6/29/2021
06-923	Large Cap Equity	Nuveen Dividend Value Fund	R3	Nuveen Dividend Value Fund	A	Nuveen Fund Advisors LLC	6/2/2021
06-CMJ	Foreign Equity	Nuveen International Growth Fund	R3	Nuveen International Growth Fund A	A	Nuveen Fund Advisors LLC	6/2/2021
06-238	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	R3	Nuveen Mid Cap Growth Opportunities Fund A	A	Nuveen Fund Advisors LLC	6/2/2021
06-236	Mid Cap Equity	Nuveen Mid Cap Value Fund	R3	Nuveen Mid Cap Value Fund A	A	Nuveen Fund Advisors LLC	6/2/2021
06-326	Specialty	Nuveen Real Estate Securities Fund	R3	Nuveen Real Estate Securities Fund A	A	Nuveen Fund Advisors LLC	6/2/2021
06-241	Small Cap Equity	Nuveen Small Cap Select Fund	R3	Nuveen Small Cap Select Fund A	A	Nuveen Fund Advisors LLC	6/2/2021
06-243	Small Cap Equity	Nuveen Small Cap Value Fund	R3	Nuveen Small Cap Value Fund A	A	Nuveen Fund Advisors LLC	6/2/2021
06-33J	Intermediate Bond	BMO TCH Core Plus Bond Fund	Y	Columbia Total Return Bond	A	BMO Funds	12/17/2021
06-33G	Intermediate Bond	BMO TCH Core Plus Bond Fund	I	Columbia Total Return Bond	Advisor	BMO Funds	12/17/2021

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.